Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 56,093	$ 52,914
Gross unrealized gains on FVOCI securities	69	310
Gross unrealized losses on FVOCI securities	(585)	(63)
Financial assets measured at fair value through other comprehensive income	55,577	53,161
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	56,618	53,644
Gross unrealized gains on FVOCI securities	100	454
Gross unrealized losses on FVOCI securities	(619)	(101)
Financial assets measured at fair value through other comprehensive income	56,099	53,997
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,646	8,310
Gross unrealized gains on FVOCI securities	10	31
Gross unrealized losses on FVOCI securities	(17)	(1)
Financial assets measured at fair value through other comprehensive income	10,639	8,340
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	17,494	14,007
Gross unrealized gains on FVOCI securities	32	182
Gross unrealized losses on FVOCI securities	(74)
Financial assets measured at fair value through other comprehensive income	17,452	14,189
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	12,305	14,157
Gross unrealized gains on FVOCI securities	5	23
Gross unrealized losses on FVOCI securities	(351)	(53)
Financial assets measured at fair value through other comprehensive income	11,959	14,127
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	7,048	6,750
Gross unrealized gains on FVOCI securities	21	30
Gross unrealized losses on FVOCI securities	(31)	(5)
Financial assets measured at fair value through other comprehensive income	7,038	6,775
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,202	1,516
Gross unrealized gains on FVOCI securities	1	29
Gross unrealized losses on FVOCI securities	(40)
Financial assets measured at fair value through other comprehensive income	1,163	1,545
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	375	354
Gross unrealized losses on FVOCI securities	(16)	(2)
Financial assets measured at fair value through other comprehensive income	359	352
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	7,023	7,820
Gross unrealized gains on FVOCI securities		15
Gross unrealized losses on FVOCI securities	(56)	(2)
Financial assets measured at fair value through other comprehensive income	6,967	7,833
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	525	730
Gross unrealized gains on FVOCI securities	31	144
Gross unrealized losses on FVOCI securities	(34)	(38)
Financial assets measured at fair value through other comprehensive income	$ 522	$ 836